General (LATAM Transaction) (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2013 USD ($) item	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Number of aircraft | item	1,109
Deposits on Flight Equipment	$ 3,300,426	$ 223,815	$ 3,486,514
LATAM [Member]
Variable Interest Entity [Line Items]
Purchase and leaseback agreement		$ 2,600,000
Number of aircraft | item		25
Payments for (Proceeds from) Productive Assets		$ 659,000
Amount allocated to flight equipment held for operating leases		577,000
Deposits on Flight Equipment		$ 82,000
Number of aircraft to be delivered | item	13	15
A330 Aircraft [Member] | LATAM [Member]
Variable Interest Entity [Line Items]
Number of aircraft | item		10